COMPENSATION PLANS - Long-Term Incentive Plan (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2021 item	Mar. 31, 2022 USD ($) installment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Compensation Plans
Number of equal installments | item	3
Vesting period for awards granted under the cash-based long-term incentive plan	3 years
Compensation expense related to the cash-based long-term incentive plan				$ 2,162
Long-Term Incentive Plan
Compensation Plans
Number of equal installments | installment		3
Vesting period for awards granted under the cash-based long-term incentive plan		3 years
Compensation expense related to the cash-based long-term incentive plan		$ 384	$ 952